Statutory Requirements (Details) (Bermuda, USD $)	12 Months Ended
	Dec. 31, 2013 member	Dec. 31, 2012
Bermuda
Statutory Accounting Practices [Line Items]
Actual statutory capital	$ 1,303,487,000	$ 824,453,000
Required statutory capital and surplus	526,933,000	116,416,000
Statutory net income	229,974,000	101,347,000
Liquidity ratio, minimum percentage required	75.00%
Statutory maximum percentage available for dividend payments	25.00%
Dividend payments with regulatory approval, number of members required	2
Statutory amount available for dividend payments without regulatory approval	$ 325,900,000	$ 206,100,000